Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 1,377.4	¥ 1,383.2
General and administrative expenses	(836.4)	(858.7)
Others	10.2	30.1
Consolidated net business profit	551.2	554.6
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	282.5	297.0
General and administrative expenses	(146.6)	(149.4)
Others	24.5	21.8
Consolidated net business profit	160.4	169.4
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	548.7	572.1
General and administrative expenses	(443.3)	(459.1)
Others	1.2	0.9
Consolidated net business profit	106.6	113.9
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	343.4	323.6
General and administrative expenses	(177.7)	(178.5)
Others	8.9	25.4
Consolidated net business profit	174.6	170.5
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	257.9	247.2
General and administrative expenses	(40.2)	(39.3)
Others	17.1	15.3
Consolidated net business profit	234.8	223.2
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(55.1)	(56.7)
General and administrative expenses	(28.6)	(32.4)
Others	(41.5)	(33.3)
Consolidated net business profit	¥ (125.2)	¥ (122.4)